TRANSITION PERIOD COMPARATIVE DATA - Statements of consolidated cash flow (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)			$ 10,748,033	$ (31,629,530)	$ (255,978)	$ 485,559	$ (120,206,947)	$ 677,930	$ 794,950	$ 11,045,567
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability			(246,125)	(307,656)	184,594	184,594		123,062	123,062	(6,953,336)
Change in fair value of non-redemption agreement liability							164,626
Loss on AtlasClear asset acquisition							86,392,769
Change in fair value, convertible note derivative			(3,167,309)				3,585,904
Change in fair value, long-term and short-term note derivative			(11,152,870)	3,101,057			11,208,055
Interest expense on convertible notes							1,896,714
Transaction costs paid with stock							1,401,937
Stock based compensation			2,578				1,462,650
Change in fair value, earnout liability			340,000	1,115,000			1,335,000
Fee on Secured convertible note							1,500,000
Change in operating lease expense							68,727
Change in fair value of contingent guarantee			839,775	3,256,863			3,256,863
Interest earned on marketable securities held in Trust Account					(716,882)		(251,569)	(2,028,921)	(3,090,086)	(3,087,315)
Change in fair value, subscription agreement			34,841	4,413,946			38,796
Depreciation expense			4,569				7,565
Amortization of intangibles			307,191	337,911			791,375
Bad debt expense			639				2,474
Changes in operating assets and liabilities:
Due from Atlas Clear			15,323				(12,903)		(58,828)
Income taxes payable								44,118	189,038	536,853
Marketable securities							6,820
Receivables from brokers & dealers			(583,869)				2,203,271
Receivables from customers			652,455				(303,486)
Receivables from others			(57,235)				(59,043)
Advances and Prepaid expenses			23,692		(18,750)		133,158	4,194	33,652	305,798
Cash deposits with clearing organization & other B/Ds							21,664
Change in operating lease right-of-use asset							(11,713)
Other assets					(4,245)		49,041
Payables to customers			(153,100)				(5,124,740)
Payables to officers & directors			42,357				98,048
Deferred tax liability							(43,484)
Accounts payable and accrued expenses			223,401		161,531		(1,066,430)	443,812	628,164	1,634,174
Commissions and payroll taxes payable			(51,617)				39,638
Stock Loan							259,893
Operating lease liability							(56,900)
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES			175,607		(637,971)		(11,212,227)	(785,611)	(1,819,835)	(1,084,259)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes					359,897		68,418		1,374,898	351,474
Investment of cash into Trust Account					(495,000)		(160,000)	(875,000)	(1,850,000)
Cash withdrawn from Trust Account in connection with redemption					4,286,537		53,947,064	1,015,001	152,810,179
Cash paid for purchase of Pacsquare			(65,000)				(500,000)
Cash received from acquisition of Wilson-Davis							33,333,876
Cash withdrawn from Trust Account for working capital purposes							1,195,565	148,523,642
Cash paid to Wilson Davis shareholders		$ (8,000,000)					(8,092,568)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES			(65,000)		4,151,434		79,792,355	148,663,643	152,335,077	351,474
Cash Flows from Financing Activities:
Proceeds from promissory note - related party										480,000
Proceeds from secured convertible note							6,000,000
Transaction costs financed							5,002,968
Repayment of advances from related party								(300,000)
Advances from related party					352,981		1,052,300	1,948,950	2,855,431	319,166
Redemption of common stock					(4,286,537)		(53,947,064)	(148,523,642)	(152,810,179)
Dividends							(11,713)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES			148,383		(3,933,556)		(41,891,796)	(146,874,692)	(150,025,248)	799,166
NET INCREASE (DECREASE) IN CASH			258,990		(420,093)		26,688,332	1,003,340	489,994	66,381
CASH AT BEGINNING OF YEAR			27,307,886		1,132,900		619,554	129,560	129,560	63,179
CASH AT YEAR END			$ 27,566,876	$ 27,307,886	712,807	$ 1,132,900	27,307,886	1,132,900	619,554	129,560
Supplementary cash flow information:
Cash paid for income taxes								537,000	537,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party							4,577,569
Transaction cost settled with subscription payable							2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition							31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition							44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition							10,963,000
Fair value of shares transferred to Wilson Davis shareholders							6,000,000
Short term notes issued to Wilson Davis shareholders							5,000,000
Long term notes issued to Wilson Davis shareholders							7,971,197
Common stock issued to settled vendor obligations							64,376
Fair value of shares transferred to Secured convertible note holders							1,250,698
Redeemable shares transferred to permanent equity							1,195,566
Non-redemption agreement re-classed to permanent equity	$ 1,606,279						1,606,279
Shares issued to purchase Pacsquare and amounts included in accounts payable							1,226,500
Shares issued as deposit for Commercial bank acquisition							91,200
Initial value of derivative liability on convertible notes							1,668,731
Interest settled with shares							210,550
Interest settled with shares transferred by related party							48,750
Cancellation of admin fees								120,000	120,000
Excise tax related to redemptions					42,865		539,471	1,485,236	1,528,101
Accretion of common stock subject to possible redemption					$ 1,020,680		592,577	2,217,201	$ 4,008,446	$ 2,170,202
ATLASCLEAR, INC
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangibles							(317,231)
Changes in operating assets and liabilities:
Due from Atlas Clear								$ (49,806)
Supplemental disclosure of non-cash investing and financing activities:
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition							31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition							44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition							$ 10,963,000